Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits	Employee Benefit Plans and Postretirement Benefits
CNH Industrial provides pension, healthcare and insurance plans and other postemployment benefits to their employees and retirees under defined contribution and defined benefit plans.
In the case of defined contribution plans, CNH Industrial makes contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been made, the Company has no further payment obligations. CNH Industrial recognizes the contribution cost when the employees have rendered their service and includes this cost by function in cost of goods sold, SG&A expense, and R&D expense. During the years ended December 31, 2019, 2018, and 2017, CNH Industrial recorded expense of $188 million, $198 million, and $189 million, respectively, for its defined contribution plans.
Defined benefit plans are classified by CNH Industrial on the basis of the type of benefit provided as follows: pension plans, healthcare plans, and other postemployment benefit plans.
Pension Plans
Pension obligations primarily comprise the obligations of the Company’s pension plans in the U.S., the U.K., and Germany.
Under these plans, contributions are made to a separate fund (trust) that independently administers the plan assets. The Company’s funding policy is to meet the minimum funding requirements pursuant to the laws of the applicable jurisdictions. The Company may also choose to make discretionary contributions.
In November 2019, CNH Industrial signed a group annuity contract to transfer the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans. In connection with this transaction, $431 million of plan obligations were transferred along with $451 million of plan assets. The Company also recognized a $116 million pre-tax non-cash settlement charge, primarily related to the accelerated recognition of actuarial losses in those plans in the fourth quarter of 2019.
Healthcare Postretirement Benefit Plans
Healthcare postretirement benefit plan obligations comprise obligations for healthcare and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement healthcare and life insurance benefits under the CNH Industrial plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH Industrial has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement. These plans are not required to be funded. However, beginning in 2007, the Company began making contributions on a voluntary basis to a separate and independently managed fund established to finance the North American healthcare plans.
On February 20, 2018, CNH Industrial announced that the United States Supreme Court ruled in its favor in Reese vs. CNH Industrial N.V. and CNH Industrial America LLC. The decision allowed CNH Industrial to terminate or modify various retiree healthcare benefits previously provided to certain UAW Union represented CNH Industrial retirees. On April 16, 2018, CNH Industrial announced its determination to modify the Benefits provided to the applicable retirees (“Benefits Modification”) to make them consistent with the Benefits provided to current eligible CNH Industrial retirees who had been represented by the UAW. The Benefits Modification resulted in a reduction of the plan liability by $527 million. This amount will be amortized from OCI to the income statement over approximately 4.5 years, which represents the average service period to attain eligibility conditions for active participants. For the years ended December 31, 2019 and 2018, $119 million and $80 million of amortization was recorded as a pre-tax gain in Other, net, respectively.
Other Postemployment Benefits
Other postemployment benefits consist of obligations for Italian Employee Leaving Entitlements up to December 31, 2006, loyalty bonus in Italy and various other similar plans in France, Germany and Belgium. Until December 31, 2006, Italian companies with more than 50 employees were required to accrue for benefits paid to employees upon them leaving the Company. The scheme has since changed to a defined contribution plan. The obligation on the Company’s consolidated balance sheet represents the residual reserve for years until December 31, 2006. Loyalty bonus is accrued for employees who have reached certain service seniority and are generally settled when employees leave the Company. These plans are not required to be funded and, therefore, have no plan assets.
Obligations and Funded Status
The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2019 and 2018:

	Pension		Healthcare (1)		Other (1)
	2019	2018	2019	2018	2019	2018
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,029	$3,365	$434	$1,120	$422	$470
Service cost	23	25	5	6	13	15
Interest cost	74	71	14	24	3	3
Plan participants’ contributions	3	3	10	9	—	—
Actuarial loss (gain)	377	(140)	45	(129)	37	(8)
Gross benefits paid	(156)	(207)	(42)	(63)	(37)	(37)
Plan amendments	(2)	22	(47)	(530)	—	—
Currency translation adjustments and other (2)	(410)	(110)	(7)	(3)	(7)	(21)
Ending benefit obligation	$2,938	$3,029	$412	$434	$431	$422
Change in the fair value of plan assets:
Beginning plan assets	2,281	2,517	141	184	—	—
Actual return on plan assets	305	(46)	27	(6)	—	—
Employer contributions	53	55	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(130)	(179)	(16)	(37)	—	—
Currency translation adjustments and other (2)	(416)	(69)	—	—	—	—
Ending plan assets	2,096	2,281	152	141	—	—
Funded status:	$(842)	$(748)	$(260)	$(293)	$(431)	$(422)

(1)	The healthcare and other postemployment plans are not required to be prefunded.

(2)
Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through a group annuity contract purchase in November 2019.

The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2019 and 2018:

	U.S.		U.K		Germany (1)		Other Countries (1)
	2019	2018	2019	2018	2019	2018	2019	2018
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$1,015	$1,173	$1,290	$1,409	$409	$453	$315	$330
Service cost	3	4	4	4	3	4	13	13
Interest cost	36	35	30	29	4	4	4	3
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial loss (gain)	132	(85)	166	(39)	39	(4)	40	(10)
Gross benefits paid	(70)	(112)	(47)	(56)	(25)	(28)	(14)	(11)
Plan amendments	—	—	—	21	—	—	(2)	—
Currency translation adjustments and other (2)	(450)	—	45	(78)	(6)	(20)	1	(13)
Ending benefit obligation	$666	$1,015	$1,488	$1,290	$424	$409	$360	$315
Change in the fair value of plan assets:
Beginning plan assets	1,030	1,207	951	1,005	5	5	295	300
Actual return on plan assets	190	(65)	88	14	—	—	27	3
Employer contributions	—	—	42	44	—	—	11	11
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(69)	(112)	(47)	(56)	—	—	(14)	(11)
Currency translation adjustments and other (2)	(451)	—	33	(56)	—	—	2	(11)
Ending plan assets	$700	$1,030	$1,067	$951	$5	$5	$324	$295
Funded status:	$34	$15	$(421)	$(339)	$(419)	$(404)	$(36)	$(20)

(1)	Pension benefits in Germany and some other countries are not required to be prefunded.

(2)
Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through a group annuity contract purchase in November 2019.

Net amounts recognized in the consolidated balance sheets as of December 31, 2019 and 2018 consist of:

	Pension		Healthcare		Other
	2019	2018	2019	2018	2019	2018
	(in millions)
Other assets	$45	$25	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(887)	(773)	(260)	(293)	(431)	(422)
Net liability recognized at end of year	$(842)	$(748)	$(260)	$(293)	$(431)	$(422)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2019 consist of:

	Pension	Healthcare	Other
	(in millions)

Unrecognized actuarial losses	$859	$50	$103
Unrecognized prior service credit	1	(374)	(5)
Accumulated other comprehensive loss	$860	$(324)	$98

The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2019	2018
	(in millions)
Accumulated benefit obligation	$2,108	$1,753
Fair value of plan assets	$1,240	$991

The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2019	2018	2019	2018	2019	2018
	(in millions)
Projected benefit obligation	$2,219	$1,951	$412	$434	$431	$422
Fair value of plan assets	$1,332	$1,178	$152	$141	$—	$—

The total accumulated benefit obligation for pension was $2,915 million and $3,011 million as of December 31, 2019 and 2018, respectively.
Net Periodic Benefit Cost
The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2019, 2018, and 2017:

	Pension			Healthcare			Other
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	(in millions)
Service cost	$23	$25	$30	$5	$6	$6	$13	$15	$15
Interest cost	74	71	74	14	24	36	3	3	3
Expected return on assets	(99)	(112)	(111)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	1	(1)	(1)	(125)	(82)	(2)	1	1	1
Actuarial loss (gain)	67	74	90	(2)	7	6	14	4	5
Settlement loss and other	125	1	4	—	—	—	2	1	2
Net periodic benefit cost	$191	$58	$86	$(115)	$(52)	$39	$33	$24	$26

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2019 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$191	$(115)	$33
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	55	25	35
Amortization of actuarial losses	(67)	2	(14)
Amortization of prior service (cost) credit	(2)	125	(1)
Currency translation adjustments and other	13	(55)	—
Total recognized in other comprehensive (income) loss	(1)	97	20
Total recognized in comprehensive loss	$190	$(18)	$53

Pre-tax amounts expected to be amortized in 2020 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$41	$3	$1
Prior service cost (credit)	—	(131)	—
Total	$41	$(128)	$1

Actuarial gains and losses are recorded in accumulated other comprehensive income (loss). To the extent unamortized gains and losses exceed 10% of the higher of the market-related value of assets or the benefit obligation, the excess is amortized as a component of net periodic cost over the remaining service period of the active participants. For plans in which all or almost all of the plan's participants are inactive, the amortization period is the remaining life expectancy of the inactive participants.
Assumptions
The following assumptions were utilized in determining the funded status at December 31, 2019 and 2018, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2019, 2018, and 2017:

	Pension plans			Healthcare plans			Other
(in %)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Assumptions used to determine funded status at December 31
Weighted-average discount rate	1.88	2.91	2.57	2.99	4.12	3.53	0.69	1.62	1.47
Weighted-average rate of compensation increase	2.99	3.00	3.01	n/a	n/a	n/a	1.91	1.41	1.11
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.68	6.17	6.46	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	4.20	5.00	5.00	n/a	n/a	n/a
Assumptions used to determine expense
Weighted-average discount rates - service cost	1.97	1.79	2.15	4.03	3.58	3.96	1.76	1.64	1.67
Weighted-average discount rates - interest cost	2.58	2.20	2.33	3.53	3.19	3.39	1.50	1.34	1.40
Weighted-average rate of compensation increase	3.00	3.01	2.95	n/a	n/a	n/a	1.41	1.11	1.19
Weighted-average long-term rates of return on plan assets	4.68	4.58	4.74	5.50	4.50	6.25	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.17	6.46	6.72	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

(*)	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2025 for U.S. plans. A flat trend rate assumption is utilized for the Canada plans.
Assumed discount rates are used in measurements of pension, healthcare and other postemployment benefit obligations and interest cost components of net periodic cost. CNH Industrial selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date. The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the benefit obligations could effectively be settled as of the measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH Industrial’s projected cash flows against a high quality bond yield curve, mainly calculated using a wide population of AA-grade corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the Company’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.
The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed, and plan expenses. Return patterns and correlations, consensus return forecasts, and other relevant financial factors are analyzed to check for reasonability and appropriateness.
The assumed healthcare trend rate represents the rate at which healthcare costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including general and healthcare sector-specific inflation projections from the United States Department of Health and Human Services Healthcare Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of healthcare cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost-shifting, utilization changes, an aging population, and a changing mix of medical services.
In October 2014, the Society of Actuaries (“SOA”) in the U.S. issued an updated mortality table (“RP-2014”) and mortality improvement scale (“MP-2014”). Accordingly, CNH Industrial reviewed the historical mortality experience and demographic characteristics of its U.S. pension plan participants and has decided to adopt the variants of blue-collar tables of RP-2014 (with MP-2014 removed) as the base mortality tables. This table with a newer version of the mortality improvement scale, MP-2017, was used at December 31, 2017.
Subsequent to the Benefits Modification to the US Healthcare plan on April 16, 2018, the Company decided to change the base mortality table for the US Healthcare plan from the variants of blue-collar tables of RPH-2014 (with MP-2014 removed) to a no-collar variant which led to an increase of $4.3 million to the Company's benefit obligations at December 31, 2018. In addition, in 2018, CNH Industrial adopted the MP-2018 mortality improvement scale, which better reflects the actual recent experience over the previous mortality improvement scales. The adoption of the new mortality assumptions resulted in a total decrease of $3.6 million to the Company’s benefit obligations at December 31, 2018, of which, $3 million and $0.6 million were related to pension plans and healthcare plans, respectively.
In October 2019, the SOA issued an updated mortality base table ("Pri-2012") as well as an updated mortality improvement scale (“MP-2019”). The Pri-2012 mortality base table reflects more recent mortality experience, uses a larger data set than the previous base table and includes separate mortality rates for survivors of deceased participants still benefiting under the plans. In 2019, the Company adopted the variant of blue-collar tables of the Pri-2012 for the US pension plans and the no collar variant of the PriH-2012 for the US Healthcare plans, including the new survivor mortality as well as MP-2019 mortality improvement scale. Management believes the new mortality assumptions most appropriately represent its plans’ experience and characteristics. The adoption of the new mortality assumptions resulted in a total decrease of $14 million to the Company’s benefit obligations at December 31, 2019, of which, $11 million and $3 million were related to pension plans and healthcare plans, respectively.
The Company uses the spot yield curve approach to estimate the service and interest cost components of the net periodic pension and other postretirement benefit costs by applying the specific spot rates along the yield curve used to determine the benefit obligations to relevant projected cash outflows.
A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)

Total increase/(decrease) in service cost and interest cost components of 2019 Healthcare Plan benefit expense	$2	$(1)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2019	$22	$(19)

Plan Assets
The investment strategy for the plan assets depends on the features of the plan and on the maturity of the obligations. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth exceeding the rate of inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.
Weighted average target asset allocation for all plans for 2019 are as follows:

All Plans
Asset category:
Equity securities	17%
Debt securities	54%
Cash/Other	29%

CNH Industrial determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH Industrial classifies its plan assets according to the fair value hierarchy:
Level 1—Quoted prices for identical instruments in active markets.
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2019:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	124	122	2	—
U.S. corporate bonds	34	5	29	—
Non-U.S. government bonds	47	9	38	—
Non-U.S. corporate bonds	25	—	25	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	230	136	94	—
Other types of investments:
Mutual funds (A)	1,802	20	1,782	—
Insurance contracts	171	—	—	171
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,973	20	1,782	171
Cash:	45	17	28	—
Total	$2,248	$173	$1,904	$171

(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2019:

Insurance Contracts (in millions)
Balance at December 31, 2018	$152
Actual return on plan assets relating to assets still held at reporting date	12
Purchases	8
Settlements	(3)
Transfers in and/or out of level 3	—
Currency impact	2
Balance at December 31, 2019	$171

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2018:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$288	$16	$272	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	288	16	272	—
Fixed income securities:
U.S. government bonds	356	349	7	—
U.S. corporate bonds	421	—	421	—
Non-U.S. government bonds	47	9	38	—
Non-U.S. corporate bonds	73	—	73	—
Mortgage backed securities	—	—	—	—
Other fixed income	11	—	11	—
Total Fixed income securities	908	358	550	—
Other types of investments:
Mutual funds(A)	990	—	990	—
Insurance contracts	152	—	—	152
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,142	—	990	152
Cash:	84	46	38	—
Total	$2,422	$420	$1,850	$152
(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2018:

Insurance Contracts (in millions)
Balance at December 31, 2017	$149
Actual return on plan assets relating to assets still held at reporting date	3
Purchases	8
Settlements	(4)
Transfers in and/or out of Level 3	—
Currency impact	(4)
Balance at December 31, 2018	$152

Contributions
CNH Industrial expects to contribute (including through direct benefit payments) approximately $65 million to its pension plans, $21 million to its healthcare plans and $31 million to its other postemployment plans in 2020.
The benefit expected to be paid from the benefit plans which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2020	$136	$33	$—	$31
2021	135	32	—	27
2022	138	30	—	30
2023	142	30	—	28
2024	138	29	—	28
2025 - 2029	713	139	(1)	137
Total	$1,402	$293	$(1)	$281